Supplement to the
Fidelity® Strategic
Advisers®
Core Fund
December 20, 2009
Prospectus

Effective on April 16, 2010, Fidelity Strategic Advisers Core Fund will be renamed Strategic Advisers Core Fund.

SAI-COR-10-01 March 17, 2010 1.910403.100

Supplement to the

Fidelity® Strategic Advisers® Core Fund

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

December 20, 2009

Effective on April 16, 2010, Fidelity Strategic Advisers Core Fund will be renamed Strategic Advisers Core Fund.

SAI-CORB-10-01 March 17, 2010 1.910404.100